Revenue - Total Sales (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of products and services [line items]
Total revenue	$ 304,212	$ 471,495	$ 1,011,798	$ 1,144,687
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total revenue			137,317	153,155
Soybean
Disclosure of products and services [line items]
Total revenue			59,540	65,032
Corn
Disclosure of products and services [line items]
Total revenue			38,359	42,685
Wheat
Disclosure of products and services [line items]
Total revenue			9,955	14,299
Rice
Disclosure of products and services [line items]
Total revenue			1,662	0
Sunflower
Disclosure of products and services [line items]
Total revenue			4,117	2,910
Barley
Disclosure of products and services [line items]
Total revenue			2,010	2,057
Seeds
Disclosure of products and services [line items]
Total revenue			0	3,741
Milk
Disclosure of products and services [line items]
Total revenue			3,487	6,968
Cattle
Disclosure of products and services [line items]
Total revenue			5,341	4,205
Cattle for dairy
Disclosure of products and services [line items]
Total revenue			11,745	9,122
Others
Disclosure of products and services [line items]
Total revenue			1,101	2,136
Manufactured products and services rendered
Disclosure of products and services [line items]
Total revenue			874,481	991,532
Manufactured products and services rendered | Agricultural produce and biological assets
Disclosure of products and services [line items]
Total revenue			1,011,798	1,144,687
Ethanol
Disclosure of products and services [line items]
Total revenue			209,600	195,820
Sugar
Disclosure of products and services [line items]
Total revenue			209,907	291,891
Energy
Disclosure of products and services [line items]
Total revenue			27,839	25,028
Peanut
Disclosure of products and services [line items]
Total revenue			45,094	39,965
Sunflower
Disclosure of products and services [line items]
Total revenue			5,035	5,588
Cotton
Disclosure of products and services [line items]
Total revenue			2,775	3,455
Rice
Disclosure of products and services [line items]
Total revenue			146,494	181,064
Fluid milk (UHT)
Disclosure of products and services [line items]
Total revenue			87,983	103,843
Powder milk
Disclosure of products and services [line items]
Total revenue			34,457	41,039
Other dairy products
Disclosure of products and services [line items]
Total revenue			63,286	56,899
Services
Disclosure of products and services [line items]
Total revenue			7,799	8,423
Rental income
Disclosure of products and services [line items]
Total revenue			1,151	2,543
Others
Disclosure of products and services [line items]
Total revenue			33,061	35,974
Mwh of energy produced by third parties
Disclosure of products and services [line items]
Total revenue			1,550	700
Milk produced by third parties
Disclosure of products and services [line items]
Total revenue			300
Sugar produced by third parties
Disclosure of products and services [line items]
Total revenue			$ 5,710
Rice produced by third parties
Disclosure of products and services [line items]
Total revenue				$ 700